Income Tax - Tax expense attributable to earnings (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax - Tax Expense Attributable To Earnings Details 7
Loss before income taxes	$ (221)	$ (725)	$ (900)
Income tax benefit on pretax income at statutory rate	36	120	148
Effect of different tax rates of subsidiary operating in other jurisdictions	(28)	(249)	176
Profit not subject to income tax	1,129	3,600	4,369
Expenses not deductible for income tax purposes	(1,137)	(3,469)	(4,715)
(Increase) / decrease in valuation allowance	(153)	84	(299)
Reversal of provision as a result of development of tax rules		(31)	20
Tax losses not yet recognized / (utilization of tax losses not previously recognized)	153	(84)	299
Total income tax expense		$ (29)	$ (2)